LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2023
LICENSE AGREEMENTS
LICENSE AGREEMENTS

NOTE 17 – LICENSE AGREEMENTS

As of December 31, 2023 and December 31, 2022, the Company had nine and eight commercial license and supply agreements outstanding, whereby the Company will receive a royalty or other proceeds from the specified product revenues from the licensor, if and when the underlying products are approved and commercialized or sold via compassionate use or early access programs. No revenues have been received through December 31, 2023 from any of these agreements.